Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Due Under Operating Lease

Future minimum lease payments due under this operating lease, including renewal periods, are as follows:

Year ended December 31, 2019	$19,923
Year ended December 31, 2020	20,517
Year ended December 31, 2021	21,132
Thereafter	109,284
Total minimum lease payments	$170,856